Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net (loss) income	$ (5,143)	$ 17,841	$ 12,131
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	40,227	35,559	32,717
Stock-based compensation expense	9,108	13,177	13,191
Amortization of intangible assets	2,870	2,711	5,151
Amortization of deferred financing costs	982	1,060	983
Deferred income taxes	(6,969)	9,244	(9,247)
Write off of deferred financing costs	2,926	0	0
Non-cash write-off of cumulative translation adjustment (CTA) balances	0	0	2,643
Excess tax benefit from stock-based compensation arrangements	(23)	(289)	(63)
Provision for losses on accounts receivable	(453)	1,073	5,339
Non-cash restructuring charges	4,924	246	0
Other	1,102	624	832
Changes in assets and liabilities (net of acquisitions):
Accounts receivable	9,056	(4,666)	(4,003)
Inventories	(1,723)	(1,754)	13,049
Prepaid expenses and other current assets	(10,556)	(5,094)	5,953
Accounts payable	(6,398)	1,970	(1,950)
Accrued expenses and other liabilities	21,511	1,492	(4,975)
Net cash provided by operating activities	61,441	73,194	71,751
Investing activities:
Capital expenditures	(46,957)	(49,038)	(37,190)
Acquisition of business	(5,639)	(2,923)	(6,785)
Purchase of intangible assets	(1,624)	(1,690)	(1,037)
Maturities of held-to-maturity marketable securities	4,748	0	0
Investment in held-to-maturity marketable securities	0	(4,671)	0
Sales and maturities of available-for-sale marketable securities	38,509	135,219	71,499
Investment in available-for-sale marketable securities	(25,097)	(81,070)	(101,443)
Proceeds from sale of assets	5,500	0	0
Net cash used in investing activities	(30,560)	(4,173)	(74,956)
Financing activities:
Issuance of common stock	540	663	680
Financing under factoring agreement, net	0	0	(58)
Payments of long term borrowings	(6,832)	(1,150)	(153)
Redemption of convertible senior notes	(170,889)	0	0
Proceeds from long term borrowings	150,000	0	0
Payments of deferred financing costs	(2,892)	0	0
Excess tax benefit from stock-based compensation arrangements	23	289	63
Net cash (used in) provided by financing activities	(30,050)	(198)	532
Effect of exchange rates on cash and cash equivalents	(450)	29	(783)
Net increase (decrease) in cash and cash equivalents	381	68,852	(3,456)
Cash and cash equivalents, beginning of year	153,261	84,409	87,865
Cash and cash equivalents, end of year	$ 153,642	$ 153,261	$ 84,409